Reverse Takeover - Schedule of Purchase Price (Parentheticals) (Details) - Devv Holdings [Member]	6 Months Ended
	Jan. 31, 2026 $ / shares shares	Jan. 31, 2026 $ / shares
Reverse takeover [Abstract]
Number of shares issued (in Shares)	515,920
Consolidation ratio	0.9692	0.9692
Fair value per share (in Dollars per share) | (per share)	$ 6.1	$ 8.5